Group balance sheet - USD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment		$ 132,642	$ 143,950	$ 135,261	[1]
Goodwill		11,868		12,204	[1]
Intangible assets		15,539		17,284	[1]		$ 18,355
Investments in joint ventures		9,991		8,647	[1]
Investments in associates		20,334		17,673	[1]
Other investments		1,276		1,341	[1]
Fixed assets		191,650		192,410	[1]
Loans		630		637	[1]
Trade and other receivables		2,147	2,159	1,834	[1]
Derivative financial instruments		6,314		5,145	[1]
Prepayments		781	849	1,179	[1]
Deferred tax assets		4,560	3,736	3,706	[1]
Defined benefit pension plan surpluses		7,053		5,955	[1]
Non-current assets		213,135		210,866	[1]
Current assets
Loans		339		326	[1]
Inventories		20,880		17,988	[1]
Trade and other receivables		24,442	24,673	24,478	[1]
Derivative financial instruments		4,153		3,846	[1]
Prepayments		857	872	963	[1]
Current tax receivable		1,282		1,019	[1]
Other investments		169		222	[1]
Cash and cash equivalents		22,472		22,468	[1]	$ 25,575	25,586	$ 23,484
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		74,594		71,310	[1]
Total assets		295,194		282,176	[1]
Current liabilities
Trade and other payables		46,829	46,209	46,265	[1]
Derivative financial instruments		3,261		3,308	[1]
Accruals		5,066	4,578	4,626	[1]
Current lease liabilities		2,067	2,196	44	[1]
Finance debta		10,487	9,329	9,329
Current tax payable		2,039		2,101	[1]
Provisions		2,453	2,547	2,564	[1]
Current liabilities other than liabilities included in disposal groups classified as held for sale		72,202		68,237	[1]
Non-current liabilities
Other payables		12,626	14,013	13,830	[1]
Derivative financial instruments		5,537		5,625	[1]
Accruals		996	548	575	[1]
Non-current lease liabilities		7,655	7,704	623	[1]
Finance debta		57,237	55,803	55,803	[1]
Deferred tax liabilities		9,750	9,767	9,812	[1]
Provisions		18,498	17,657	17,732	[1]
Defined benefit pension plan and other post-retirement benefit plan deficits		8,592		8,391	[1]
Non-current liabilities		120,891		112,391	[1]
Total liabilities		194,486		180,628	[1]
Net assets		100,708	101,218	101,548	[1]
Equity
BP shareholders’ equity		98,412	99,115	99,444	[1]
Non-controlling interests		2,296	2,103	2,104	[1]
Total equity	[2]	$ 100,708	$ 101,218	$ 101,548	[1]	$ 100,224	$ 100,404	$ 96,843

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[2]	See Note 32 for further information.